GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Operations And Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended					4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended		12 Months Ended		4 Months Ended	12 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 27, 2013 Successor	Jun. 28, 2013 Successor	Mar. 29, 2013 Successor	Dec. 28, 2012 Successor	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Dec. 28, 2012 Successor Parent Company (Guarantor)	Dec. 27, 2013 Successor Parent Company (Guarantor)	Dec. 28, 2012 Successor Subsidiary Issuer	Dec. 27, 2013 Successor Subsidiary Issuer	Dec. 28, 2012 Successor Guarantor Subsidiaries		Dec. 27, 2013 Successor Guarantor Subsidiaries		Dec. 28, 2012 Successor Consolidating Adjustments	Dec. 27, 2013 Successor Consolidating Adjustments	Sep. 07, 2012 Predecessor	Jun. 29, 2012 Predecessor	Mar. 30, 2012 Predecessor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor	Sep. 07, 2012 Predecessor Parent Company (Guarantor)	Dec. 30, 2011 Predecessor Parent Company (Guarantor)	Sep. 07, 2012 Predecessor Subsidiary Issuer	Dec. 30, 2011 Predecessor Subsidiary Issuer	Sep. 07, 2012 Predecessor Guarantor Subsidiaries		Dec. 30, 2011 Predecessor Guarantor Subsidiaries		Sep. 07, 2012 Predecessor Consolidating Adjustments	Dec. 30, 2011 Predecessor Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	$ 80,901	$ 390,055	$ 421,541	$ 405,706	$ 380,753	$ 323,692	$ 404,593	$ 1,598,055	$ 0	$ 0	$ 394,322	$ 1,356,649	$ 10,271	[1]	$ 241,406	[1]	$ 0	$ 0	$ 269,349	$ 334,821	$ 313,582	$ 917,752	$ 1,249,484	$ 0	$ 0	$ 917,752	$ 1,249,484	$ 0	[1]	$ 0	[1]	$ 0	$ 0
Cost of sales							256,349	1,045,084	0	0	248,666	863,087	7,683	[1]	181,997	[1]	0	0				584,033	787,017	0	0	584,033	787,017	0	[1]	0	[1]	0	0
Gross profit	30,300	135,964	146,978	138,333	131,696	117,944	148,244	552,971	0	0	145,656	493,562	2,588	[1]	59,409	[1]	0	0	97,055	121,053	115,611	333,719	462,467	0	0	333,719	462,467	0	[1]	0	[1]	0	0
Operating Expenses:
Selling, general and administrative expenses							115,533	457,236	19	319	118,765	426,697	2,379	[1]	29,196	[1]	(5,630)	1,024				255,409	354,754	0	0	269,138	373,719	13	[1]	55	[1]	(13,742)	(19,020)
Depreciation and amortization							12,837	50,038	0	0	8,089	26,995	11	[1]	1,773	[1]	4,737	21,270				17,707	23,739	0	0	17,707	23,739	0	[1]	0	[1]	0	0
Merger related expenses							39,641	1,377	27,900	62	11,741	1,315	0	[1]	0	[1]	0	0				19,049	0	0		19,049		0	[1]			0
Other operating income							0		0		0		(5,909)	[1]			5,909					0	0	0	0	0	0	(13,742)	[1]	(19,020)	[1]	13,742	19,020
Operating income (loss)							(19,767)	44,320	(27,919)	(381)	7,061	38,555	6,107	[1]	28,440	[1]	(5,016)	(22,294)				41,554	83,974	0	0	27,825	65,009	13,729	[1]	18,965	[1]	0	0
Equity earnings of subsidiaries							0	0	(20)	(3,938)	(4,686)	(19,931)	0	[1]	0	[1]	4,706	23,869				0	0	(12,824)	(37,674)	(10,881)	(14,923)	0	[1]	0	[1]	23,705	52,597
Loss on extinguishment of debt, net							0	0														(2,214)	0	0		(2,214)		0	[1]			0
Interest and other (expense) income, net							(19,180)	(61,507)	(12,089)	(38,575)	(9,394)	(29,669)	1,070	[1]	2,863	[1]	1,233	3,874				(15,132)	(22,463)	0	0	(17,610)	(25,710)	2,478	[1]	3,247	[1]	0	0
(Loss) income before income taxes							(38,947)	(17,187)	(39,988)	(35,018)	2,353	28,817	7,177	[1]	31,303	[1]	(8,489)	(42,289)				24,208	61,511	12,824	37,674	18,882	54,222	16,207	[1]	22,212	[1]	(23,705)	(52,597)
(Benefit) provision for income taxes							(10,503)	(10,847)	(11,544)	(28,678)	(1,450)	6,459	2,491	[1]	11,372	[1]	0	0				11,384	23,837	0	0	6,058	16,548	5,326	[1]	7,289	[1]	0	0
Net (loss) income							(28,444)	(6,340)	(28,444)	(6,340)	3,803	22,358	4,686	[1]	19,931	[1]	(8,489)	(42,289)				12,824	37,674	12,824	37,674	12,824	37,674	10,881	[1]	14,923	[1]	(23,705)	(52,597)
Preferred stock dividends																						0	0	0	0	(70,965)	(128,125)	0	[1]	0	[1]	70,965	128,125
Net (loss) income	(24,714)	1,174	(7,206)	1,172	(1,480)	(3,730)	(28,444)	(6,340)											(3,662)	9,021	7,465	12,824	37,674	12,824	37,674	(58,141)	(90,451)	10,881	[1]	14,923	[1]	47,260	75,528
Other comprehensive loss							(33)	(546)	(33)	(546)	(33)	(546)	0	[1]	0	[1]	33	546				303	(177)	303	(177)	303	(177)	0	[1]	0	[1]	(303)	177
Comprehensive (loss) income							$ (28,477)	$ (6,886)	$ (28,477)	$ (6,886)	$ 3,770	$ 21,812	$ 4,686	[1]	$ 19,931	[1]	$ (8,456)	$ (41,743)				$ 13,127	$ 37,497	$ 13,127	$ 37,497	$ (57,838)	$ (90,628)	$ 10,881	[1]	$ 14,923	[1]	$ 46,957	$ 75,705

[1]	The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.